Debt - Additional information (Details) - USD ($)			1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 03, 2017	Jan. 10, 2017	Aug. 15, 2017	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 10, 2018	Feb. 15, 2018	Nov. 21, 2017	May 31, 2017	May 15, 2017	Apr. 15, 2015
Debt Instrument [Line Items]
Principal					$ 240,000,000			$ 240,000,000
Payments of debt issuance costs					3,900,000			4,500,000
Work fees to debt holders								$ 9,300,000
Debt instrument redemption, description								The indenture governing the 11.00% Senior Secured Notes applies certain limitations on the Company’s ability and the ability of its subsidiaries to, among other things, (i) incur additional indebtedness or issue certain preferred shares; (ii) pay dividends and make certain other restricted payments; (iii) create restrictions on the payment of dividends or other distributions to the Company from its restricted subsidiaries; (iv) create liens on certain assets to secure debt; (v) make certain investments; (vi) engage in sales of assets and subsidiary stock; (vii) transfer all or substantially all of its assets or enter into merger or consolidation transactions; and (viii) engage in transactions with affiliates. The 11.00% Senior Secured Notes contain customary quarterly and annual reporting, financial and administrative covenants. The Company was in compliance with all debt covenants at June 30, 2018.
Debt instrument maturity date								Feb. 28, 2019		Feb. 28, 2019
Credit facility, maximum borrowing capacity					$ 600,000,000			$ 600,000,000
Proceeds from Bank Credit Facility								294,000,000	$ 10,000,000	$ 10,000,000	$ 15,000,000	$ 120,000,000
Repayment of bank credit facility								$ 54,000,000	$ 15,000,000	$ 15,000,000	10,000,000	$ 30,000,000
11.00% Second-Priority Senior Secured Notes – due April 2022
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage					11.00%			11.00%		11.00%
Debt instrument maturity date								Apr. 30, 2022		Apr. 30, 2022
7.50% Senior Secured Notes – due May 2022
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage					7.50%			7.50%		7.50%
Debt instrument frequency of periodic payment								semiannually
Debt instrument payment terms								semiannually each May 31 and November 30
Debt instrument, face amount													$ 6,100,000
Debt instrument maturity date								May 31, 2022		May 31, 2022
7.50% Senior Secured Notes – due May 2022 | Maximum
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage								105.625%
7.50% Senior Secured Notes – due May 2022 | Minimum
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage								100.00%
4.20% Building Loan - due November 2030
Debt Instrument [Line Items]
Principal					$ 10,800,000			$ 10,800,000
Debt instrument, interest rate, stated percentage					4.20%			4.20%
EBITDA to net interest								2.00%
Debt instrument frequency of periodic payment								180 equal monthly installments
Debt instrument maturity date								Nov. 20, 2030
Debt instrument, periodic payment								$ 0.1
11.00% Bridge Loans – due April 2022
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage					11.00%			11.00%		11.00%
Debt instrument maturity date								Apr. 03, 2022		Apr. 03, 2022
Bank Credit Facility – due May 2022
Debt Instrument [Line Items]
Debt instrument maturity date								May 10, 2022
Credit facility, maximum borrowing capacity					$ 600,000,000			$ 600,000,000
Bank Credit Facility – due February 2019
Debt Instrument [Line Items]
Debt instrument maturity date										Feb. 06, 2019
Credit facility, maximum borrowing capacity					600,000,000			$ 600,000,000		$ 475,000,000						$ 475,000,000
Commitment fee percentage								0.50%
Debt covenant to EBITDAX							350.00%
Undrawn commitment under credit facility					354,000,000			$ 354,000,000		67,100,000
Letters of credit outstanding amount					6,000,000			6,000,000		4,900,000
Line of credit outstanding amount					240,000,000			240,000,000		403,000,000
Proceeds from Bank Credit Facility	$ 10,000,000							294,000,000
Repayment of bank credit facility		$ 15,000,000
Bank Credit Facility – due February 2019 | Letter of Credit
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity					$ 200,000,000			$ 200,000,000		$ 200,000,000
Bank Credit Facility – due February 2019 | Maximum
Debt Instrument [Line Items]
Commitment fee percentage										0.50%
Debt covenant to EBITDAX										350.00%
Bank Credit Facility – due February 2019 | Maximum | Scenario, Forecast
Debt Instrument [Line Items]
Debt covenant to EBITDAX				100.00%
Bank Credit Facility – due February 2019 | Maximum | London Interbank Offered Rate
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate								3.75%		2.75%
Bank Credit Facility – due February 2019 | Maximum | Base Rate
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate								2.75%		1.75%
Bank Credit Facility – due February 2019 | Minimum
Debt Instrument [Line Items]
Commitment fee percentage										0.375%
Bank Credit Facility – due February 2019 | Minimum | Scenario, Forecast
Debt Instrument [Line Items]
Debt covenant to EBITDAX				300.00%
Bank Credit Facility – due February 2019 | Minimum | London Interbank Offered Rate
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate								2.75%		1.75%
Bank Credit Facility – due February 2019 | Minimum | Base Rate
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate								1.75%		0.75%
9.75% Senior Notes – due February 2018
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage					9.75%			9.75%		9.75%
Debt instrument maturity date								Feb. 15, 2018		Feb. 15, 2018
Debt instrument, repurchase amount					$ 25,000,000			$ 25,000,000
2018 Senior Note
Debt Instrument [Line Items]
Principal			$ 102,000,000
Debt instrument, repurchase amount																	$ 1,000,000
2022 Senior Note
Debt Instrument [Line Items]
Principal			$ 102,000,000
Debt instrument, interest rate, stated percentage			9.75%
Debt instrument, redemption price, percentage										109.75%
Debt instrument, interest rate terms			semiannually on February 15 and August 15 of each year
2022 Senior Note | Maximum
Debt Instrument [Line Items]
Percentage of principal amount of debt redeemed										35.00%
Senior Notes
Debt Instrument [Line Items]
Principal										$ 172,000,000
Debt instrument, interest rate, stated percentage																		11.00%
Payments of debt issuance costs										4,300,000
Senior Notes | 9.75% Senior Notes
Debt Instrument [Line Items]
Principal					$ 102,000,000			$ 102,000,000
Debt instrument, interest rate, stated percentage					9.75%			9.75%							9.75%
Senior Notes | 11.00% Second-Priority Senior Secured Notes – due April 2022
Debt Instrument [Line Items]
Principal					$ 390,868,000			$ 390,868,000
Debt instrument, interest rate, stated percentage					11.00%			11.00%
Debt instrument maturity date								Apr. 30, 2022
Senior Notes | 11.00% Second-Priority Senior Secured Notes – due April 2022 | Maximum
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage								105.50%
Senior Notes | 11.00% Second-Priority Senior Secured Notes – due April 2022 | Minimum
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage								100.00%
Senior Notes | 7.50% Senior Secured Notes – due May 2022
Debt Instrument [Line Items]
Principal					$ 6,060,000			$ 6,060,000
Debt instrument, interest rate, stated percentage					7.50%			7.50%
Proceeds from Issuance of senior secured notes in exchange of 11% senior secured notes								$ 137,400,000
Debt instrument maturity date								May 31, 2022
Senior Notes | 9.75% Senior Notes – due February 2018
Debt Instrument [Line Items]
Principal										$ 24,977,000	$ 300,000,000
Debt instrument, interest rate, stated percentage					9.75%			9.75%		9.75%	9.75%
Debt instrument, face amount										$ 25,000,000
Debt instrument maturity date								Feb. 28, 2018		Feb. 15, 2018	Feb. 15, 2018
Bridge Loans
Debt Instrument [Line Items]
Principal										$ 172,000,000
Debt instrument, redemption price, percentage										111.00%
Debt instrument maturity Period										fifth anniversary
Bridge Loans | Maximum
Debt Instrument [Line Items]
Percentage of principal amount of debt redeemed										35.00%
Bridge Loans | 11.00% Second-Priority Senior Secured Notes – due April 2022
Debt Instrument [Line Items]
Principal					$ 172,000,000			$ 172,000,000
Debt instrument, interest rate, stated percentage					11.00%			11.00%
Bridge Loans | 11.00% Bridge Loans – due April 2022
Debt Instrument [Line Items]
Principal										$ 172,023,000
Debt instrument, interest rate, stated percentage					11.00%			11.00%		11.00%	11.00%
Debt instrument, face amount										$ 172,000,000
Debt instrument maturity date								Apr. 30, 2022		Apr. 03, 2022	Apr. 03, 2022
Stone Notes | 7.50% Senior Secured Notes – due May 2022
Debt Instrument [Line Items]
Principal					$ 81,500,000			$ 81,500,000
Debt instrument, interest rate, stated percentage					7.50%			7.50%
Subsequent Event | Bank Credit Facility – due February 2019
Debt Instrument [Line Items]
Debt covenant to EBITDAX						375.00%
Subsequent Event | 2018 Senior Note
Debt Instrument [Line Items]
Debt instrument, repurchase amount														$ 25,000,000
Sponsors
Debt Instrument [Line Items]
Work fees to debt holders								$ 4,100,000
Sponsors | Bridge Loans
Debt Instrument [Line Items]
Principal										$ 39,800,000